Loans Payable - Schedule of loans payable (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Debt Instrument [Line Items]
Interest	$ 72	$ 107
Less: Current portion	(3,077)		$ (2,792)
Non-Current portion	10,759		10,200
Loans payable [Member] | Boden Technologies AB [Member]
Debt Instrument [Line Items]
Balance, beginning of period	12,992	$ 13,188	13,188
Interest	72		414
Repayment			(1,343)
Foreign exchange movement	772		733
Balance, end of period	13,836		$ 12,992
Less: Current portion	(3,077)
Non-Current portion	$ 10,759